Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 7,335	$ 5,990
Cash Flows	(1,801)	(1,326)
Non-cash changes, Acquisition	1,209	2,678
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(2,889)	(896)
Non-cash changes, Accretion	346	900
Non-cash changes, Equity portion	(204)
Non-cash changes, Foreign exchange movements and change in estimates	(41)	(11)
Ending balance	3,955	7,335
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,826	3,064
Cash Flows	(1,029)	(1,007)
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(1,558)
Non-cash changes, Accretion	222	733
Non-cash changes, Foreign exchange movements and change in estimates	37	36
Ending balance	498	2,826
Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,000	2,708
Cash Flows	(2,000)	(175)
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(700)
Non-cash changes, Accretion		167
Ending balance		2,000
Convertible Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	313
Cash Flows	2,202
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(904)
Non-cash changes, Accretion	124
Non-cash changes, Equity portion	(204)
Ending balance	1,531	313
Debenture Subscriptions Received
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	313
Cash Flows		313
Ending balance		313
Loans Payable
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	312	112
Cash Flows	(29)	200
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(280)
Non-cash changes, Foreign exchange movements and change in estimates	(3)
Ending balance		312
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,884	106
Cash Flows	(945)	(657)
Non-cash changes, Acquisition	1,209	2,678
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(147)	(196)
Non-cash changes, Foreign exchange movements and change in estimates	(75)	(47)
Ending balance	$ 1,926	$ 1,884